Offerings - Offering: 1	Aug. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2034
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.9962
Maximum Aggregate Offering Price	$ 498,100,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,519.56
Offering Note	(1a) The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (1b) This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" exhibit in the registrant's Registration Statement on Form S-3 (File No. 333-281344) in accordance with Rules 456(b) and 457(r) under the Securities Act.